Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000244082
Shareholder Report [Line Items]
Fund Name	Hodges Blue Chip Equity Income Fund
Class Name	Retail
Trading Symbol	HDPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Blue Chip Equity Income Fund	13.95%	20.46%	11.72%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Index	7.82%	18.47%	12.18%

AssetsNet	$ 43,349,247
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 256,663
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$43,349,247
Number of Portfolio Holdings	28
Advisory Fee	$256,663
Portfolio Turnover	84%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.5%
Utilities	3.2%
Communications	3.3%
Consumer Discretionary	3.5%
Industrials	6.3%
Energy	10.4%
Consumer Staples	11.5%
Health Care	11.7%
Technology	23.0%
Financials	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.2%
NVIDIA Corporation	5.6%
Walmart, Inc.	5.5%
American Express Company	4.3%
Microsoft Corporation	4.3%
Eli Lilly & Company	4.3%
Wells Fargo & Company	4.1%
ONEOK, Inc.	3.9%
AbbVie, Inc.	3.9%
Broadcom, Inc.	3.9%

C000244083
Shareholder Report [Line Items]
Fund Name	Hodges Fund
Class Name	Retail
Trading Symbol	HDPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$117	1.18%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.18%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Fund	-1.58%	27.19%	7.57%
S&P 500® Index	8.25%	18.59%	12.50%

AssetsNet	$ 172,336,206
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,469,872
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$172,336,206
Number of Portfolio Holdings	39
Advisory Fee	$1,469,872
Portfolio Turnover	94%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Purchased Options	7.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Financials	2.5%
Industrials	4.9%
Purchased Options	7.6%
Real Estate	7.7%
Communications	8.4%
Energy	11.4%
Materials	13.6%
Technology	21.8%
Consumer Discretionary	22.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	7.7%
Uber Technologies, Inc.	6.3%
Matador Resources Company	5.9%
DraftKings, Inc., Class A	4.1%
Expand Energy Corporation	3.9%
SharkNinja, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
On Holding A.G.	3.6%
Palantir Technologies, Inc., Class A	3.2%
Micron Technology, Inc.	3.0%

C000244085
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Fund
Class Name	Institutional
Trading Symbol	HDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	1.04%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.04%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Small Cap Fund	-4.81%	23.09%	6.46%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Index	-4.01%	13.27%	6.30%

AssetsNet	$ 152,104,846
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,524,128
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$152,104,846
Number of Portfolio Holdings	47
Advisory Fee	$1,524,128
Portfolio Turnover	60%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Communications	1.0%
Consumer Staples	2.2%
Health Care	3.8%
Real Estate	5.6%
Industrials	8.7%
Energy	10.0%
Materials	12.4%
Technology	12.6%
Financials	13.7%
Consumer Discretionary	29.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Matador Resources Company	5.9%
Texas Pacific Land Corporation	5.6%
Taylor Morrison Home Corporation	3.9%
Halozyme Therapeutics, Inc.	3.8%
Eagle Materials, Inc.	3.6%
Prosperity Bancshares, Inc.	3.3%
Academy Sports & Outdoors, Inc.	3.0%
On Holding A.G.	2.9%
Hanover Insurance Group, Inc. (The)	2.9%
Group 1 Automotive, Inc.	2.8%

C000244084
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Fund
Class Name	Retail Class
Trading Symbol	HDPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$126	1.29%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.29%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Small Cap Fund	-5.08%	22.77%	6.18%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Index	-4.01%	13.27%	6.30%

AssetsNet	$ 152,104,846
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,524,128
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$152,104,846
Number of Portfolio Holdings	47
Advisory Fee	$1,524,128
Portfolio Turnover	60%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Communications	1.0%
Consumer Staples	2.2%
Health Care	3.8%
Real Estate	5.6%
Industrials	8.7%
Energy	10.0%
Materials	12.4%
Technology	12.6%
Financials	13.7%
Consumer Discretionary	29.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Matador Resources Company	5.9%
Texas Pacific Land Corporation	5.6%
Taylor Morrison Home Corporation	3.9%
Halozyme Therapeutics, Inc.	3.8%
Eagle Materials, Inc.	3.6%
Prosperity Bancshares, Inc.	3.3%
Academy Sports & Outdoors, Inc.	3.0%
On Holding A.G.	2.9%
Hanover Insurance Group, Inc. (The)	2.9%
Group 1 Automotive, Inc.	2.8%

C000252100
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Institutional
Trading Symbol	HSVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of July 30, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hodges Small Intrinsic Value Fund	$61	0.98%Footnote Reference*

            * annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.98%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (July 30, 2024)
Hodges Small Intrinsic Value Fund	-15.26%
S&P 500® Index	4.18%
Russell 2000® Value Index	-10.10%

Performance Inception Date	Jul. 30, 2024
AssetsNet	$ 54,280,800
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 409,549
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,280,800
Number of Portfolio Holdings	44
Advisory Fee	$409,549
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	1.8%
Money Market Funds	2.4%
Consumer Staples	3.1%
Health Care	3.4%
Energy	6.5%
Technology	7.0%
Materials	8.4%
Industrials	16.0%
Consumer Discretionary	22.9%
Financials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Capital Bancshares, Inc.	4.2%
Home BancShares, Inc.	4.0%
Shoe Carnival, Inc.	3.6%
Gulfport Energy Corporation	3.6%
Eagle Materials, Inc.	3.5%
Halozyme Therapeutics, Inc.	3.4%
Academy Sports & Outdoors, Inc.	3.4%
Banc of California, Inc.	3.4%
Ethan Allen Interiors, Inc.	3.3%
SunOpta, Inc.	3.1%

C000244086
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Retail
Trading Symbol	HDSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$118	1.28%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.28%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Hodges Small Intrinsic Value Fund	-15.41%	22.19%	5.47%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 2000® Value Index	-3.12%	15.31%	6.07%

AssetsNet	$ 54,280,800
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 409,549
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,280,800
Number of Portfolio Holdings	44
Advisory Fee	$409,549
Portfolio Turnover	49%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Real Estate	1.8%
Money Market Funds	2.4%
Consumer Staples	3.1%
Health Care	3.4%
Energy	6.5%
Technology	7.0%
Materials	8.4%
Industrials	16.0%
Consumer Discretionary	22.9%
Financials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Capital Bancshares, Inc.	4.2%
Home BancShares, Inc.	4.0%
Shoe Carnival, Inc.	3.6%
Gulfport Energy Corporation	3.6%
Eagle Materials, Inc.	3.5%
Halozyme Therapeutics, Inc.	3.4%
Academy Sports & Outdoors, Inc.	3.4%
Banc of California, Inc.	3.4%
Ethan Allen Interiors, Inc.	3.3%
SunOpta, Inc.	3.1%